Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Details) - ZAR (R) R in Millions	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	R 41,507	R 32,872
Mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	28,618	25,320
Mining assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	5,051	3,132
Undeveloped properties
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	7,385	4,004
Other non-mining assets
Disclosure of detailed information about property, plant and equipment [line items]
Total property, plant and equipment	R 453	R 416